                                                             File No. 333-132581
                                                                       811-02071

      As filed with the U.S. Securities and Exchange Commission on June 30, 2006

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                     [X] Post-Effective Amendment No. __1__
                        (Check appropriate box or boxes)

                           DELAWARE GROUP INCOME FUNDS
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:  As soon as practicable after this
Registration  Statement  becomes  effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, no par value, of Delaware  Corporate Bond Fund, a series of the  Registrant.  No filing  fee is due  because  Registrant  is  relying  on  Section  24(f)  of the
Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A

The  definitive  Proxy  Statement/Prospectus  dated April 21, 2006 that has been filed  pursuant  to Rule  497(b)  of the  Securities  Act of  1933,  as  amended
[Accession No.  0001137439-06-000148]  on April 24, 2006, is incorporated herein by reference.

                                     PART B

The Statement of Additional Information dated April 21, 2006 that has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [Accession No.
0001137439-06-000148] on April 24, 2006, is incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 69 filed September 29, 2005.

Item 16.  Exhibits. The following  exhibits are incorporated by reference to the
          Registrant's  previously  filed  registration  statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Agreement  and  Declaration  of Trust  (December  17,  1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 61 filed July 29, 1999.

               (b)  Certificate of Trust (December 17, 1998)  incorporated  into this filing by reference to Post-Effective  Amendment No. 61 filed July 29, 1999.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended and Restated  By-Laws  (May 19,  2005)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 69 filed September 29, 2005.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Plan of  Reorganization  dated as of June 16,  2006,  by the
                    Registrant on behalf of its series,  Delaware Corporate Bond
                    Fund,  is  filed  electronically  herewith  as  Exhibit  No.
                    EX-99(4)(a).

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust (December 17, 1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 61 filed July 29, 1999.

               (b)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 69 filed September 29, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant.

               (a)  Executed  Investment  Management  Agreement  (September  29,
                    1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 65 filed October 17, 2002.

               (b)  Form  of  Expense  Limitation   Agreement  between  Delaware
                    Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 70 filed
                    November 28, 2005.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No. 67 filed  September  29,
                         2003.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial   Distributors,   Inc.   on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to Post-Effective  Amendment No. 68 filed September 29,
                         2004.

                   (iii) Executed   Amendment  No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary  Distribution  Agreement incorporated into
                         this filing by  reference  to Form N-14 filed March 20,
                         2006.

                    (iv) Dealer's  Agreement  (December  20, 2001)  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 65 filed October 17, 2002.

                    (v)  Vision Mutual Fund Gateway(R)Agreement  (November 2000)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 65 filed October 17, 2002.

                    (vi) Registered Investment Advisers Agreement (January 2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 65 filed October 17, 2002.

                   (vii) Bank/Trust  Agreement (August 2004)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 68 filed September 29, 2004.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 53 filed July 17, 1996.

                    (i)  Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement  between  JPMorgan  Chase Bank  (formerly The
                         Chase Manhattan  Bank) and the Registrant  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 65 filed October 17, 2002.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 67 filed
                         September 29, 2003.

                   (iii) Executed  Letter  (December  27,  1996)  to The  Chase
                         Manhattan   Bank   to  add  the   Delaware   High-Yield
                         Opportunities  Fund  to the  Global  Custody  Agreement
                         between   JPMorgan   Chase  Bank  and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 59 filed July 2, 1998.

                    (iv) Executed  Letter  (September  14,  1998)  to The  Chase
                         Manhattan Bank to add the Delaware  Corporate Bond Fund
                         and the  Delaware  Extended  Duration  Bond Fund to the
                         Global Custody Agreement between JPMorganChase Bank and
                         the  Registrant   incorporated   into  this  filing  by
                         reference  to  Post-Effective  Amendment  No.  63 filed
                         September 29, 2000.

               (b)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between  JPMorgan Chase Bank  (formerly The Chase  Manhattan
                    Bank) and the  Registrant  incorporated  into this filing by reference to  Post-Effective  Amendment No. 65 filed October
                    17, 2002.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 64 filed September 28, 2001.

               (b)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 64 filed September 28, 2001.

               (c)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 64 filed September 28, 2001.

               (d)  Plan  under   Rule   12b-1  for  Class  R  (May  15,   2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 67 filed September 29, 2003.

               (e)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October  31,
                    2005)  incorporated  into this filing by  reference  to Form
                    N-14 filed March 20, 2006.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion of Counsel to Delaware Group Income Funds, on behalf of Delaware  Corporate Bond Fund, dated as of June 16, 2006,
                    is   filed   electronically    herewith   as   Exhibit   No.
                    EX-99(11)(a).

               (b)  Opinion of Counsel to Lincoln  National  Income  Fund,  Inc.
                    dated as of June 16, 2006, if filed electronically  herewith as Exhibit No. EX-99(11)(b).

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Opinion of counsel  supporting tax matters and  consequences to  shareholders  delivered  to the  Board of  Directors  of
                    Lincoln  National Income Fund, Inc. and Board of Trustees of
                    Delaware  Group Income Funds,  dated as of June 16, 2006, is filed electronically herewith as Exhibit No. EX-99(12)(a).

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 65 filed October 17, 2002.

                    (i)  Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference to Form N-14 filed March 20, 2006.

                    (ii) Executed Letter  Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 67
                         filed September 29, 2003.

               (b)  Executed   Delaware   Investments   Family  of  Funds   Fund
                    Accounting  Agreement  (August 19,  1996)  between  Delaware
                    Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 54 filed September 27, 1996.

                    (i)  Executed   Amendment  No.  30  (October  31,  2005)  to
                         Schedule  A  of  the  Delaware  Family  of  Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  70 filed
                         November 28, 2005.

                    (ii) Executed Schedule B (May 19, 2005) to Delaware Group of
                         Funds Fund Accounting Agreement  incorporated into this
                         filing by reference to Form N-14 filed March 20, 2006.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Independent  Registered  Public  Accounting  Firm
                    (March 2006)  incorporated  into this filing by reference to
                    Form N-14 filed March 20, 2006.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not  applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney  (May 18,  2005)  incorporated  into this filing by reference to Form N-14 filed March 20, 2006.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Form N-14 filed March 20, 2006.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Business  Trust,  Delaware  Management  Company and Delaware
                    Distributors,  L.P.) (February 2006)  incorporated into this filing by reference to Form N-14 filed March 20, 2006.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Form N-14 filed March 20, 2006.

Item 17. Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3)  The  undersigned  Registrant  agrees  to file  by  Post-Effective
               Amendment  the opinion and consent of counsel  regarding  the tax consequences of the proposed  reorganization  required by Item 16
               (12) of Form N-14 within a reasonable  time after receipt of such opinion.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended (the "1933 Act"), the registration  statement has been signed on behalf of the  registrant in the City of  Philadelphia  and the  Commonwealth of Pennsylvania on the 30th day of June,
2006.

                                        DELAWARE GROUP INCOME FUNDS

                                        By:   /s/ Jude T. Driscoll
                                              Jude T. Driscoll
                                                  Chairman

     As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                           Title                      Date

/s/ Jude T. Driscoll          Chairman/President/Chief          June 30, 2006
Jude T. Driscoll              Executive Officer (Principal
                              Executive Officer) and Trustee

/s/ Thomas L. Bennett   *     Trustee                           June 30, 2006
Thomas L. Bennett

/s/ John A. Fry         *     Trustee                           June 30, 2006
John A. Fry

/s/ Anthony D. Knerr    *     Trustee                           June 30, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth *     Trustee                           June 30, 2006
Lucinda S. Landreth

/s/ Ann R. Leven        *     Trustee                           June 30, 2006
Ann R. Leven

/s/ Thomas F. Madison   *     Trustee                           June 30, 2006
Thomas F. Madison

/s/ Janet L. Yeomans    *     Trustee                           June 30, 2006
Janet L. Yeomans

/s/ J. Richard Zecher   *     Trustee                           June 30, 2006
J. Richard Zecher

/s/ Michael P. Bishof   *     Senior Vice President/Chief       June 30, 2006
Michael P. Bishof             Financial Officer
                              (Principal Financial Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    EXHIBITS
                                       TO
                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.         Exhibit

EX-99.4.a.          Plan of  Reorganization  dated as of June 16,  2006,  by the
                    Registrant on behalf of its series,  Delaware Corporate Bond
                    Fund.

EX-99.11.a.         Opinion of Counsel to Delaware Group Income Funds, on behalf of Delaware Corporate Bond Fund, dated as of June 16, 2006.

EX-99.11.b.         Opinion of Counsel to Lincoln National Income Fund, Inc.
                    dated as of June 16, 2006.

EX-99.12.a.         Opinion of counsel supporting tax matters and consequences to  shareholders  delivered  to the  Board of  Directors  of
                    Lincoln  National Income Fund, Inc. and Board of Trustees of
                    Delaware Group Income Funds, dated as of June 16, 2006.